Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 93.7%
Australia - 3.7%
BHP Group Ltd., ADR	11,400	$ 648,432
BHP Group Ltd.	18,200	517,800
Macquarie Group Ltd.	16,200	1,747,040
Santos Ltd.	364,700	1,852,422
Sonic Healthcare Ltd.	63,700	1,220,486
Westpac Banking Corp.	59,800	813,184

		6,799,364

Belgium - 3.1%
Anheuser-Busch InBev SA	58,400	3,242,146
Groupe Bruxelles Lambert NV	13,100	977,254
KBC Group NV	25,200	1,575,650

		5,795,050

Canada - 0.8%
CCL Industries, Inc., Class B	22,200	931,803
TFI International, Inc.	4,200	539,406

		1,471,209

Denmark - 0.4%
Novo Nordisk AS, Class B	7,600	693,695

Finland - 0.9%
Nokia OYJ	457,300	1,725,058

France - 10.1%
Accor SA	38,000	1,283,206
Amundi SA (A)	19,300	1,088,603
Capgemini SE	13,498	2,366,092
Cie de Saint-Gobain SA	18,800	1,130,564
Engie SA	72,400	1,112,198
Rexel SA	34,300	772,416
Sanofi	29,168	3,129,427
Societe Generale SA	53,900	1,313,237
Sodexo SA	14,400	1,484,684
TotalEnergies SE	36,300	2,391,344
Veolia Environnement SA	94,756	2,747,959

		18,819,730

Germany - 10.4%
Allianz SE	9,541	2,276,686
BASF SE	22,200	1,008,077
Bayer AG	11,826	568,263
Deutsche Boerse AG	8,900	1,540,339
Deutsche Post AG	50,400	2,053,353
Heidelberg Materials AG	33,400	2,596,150
Infineon Technologies AG	54,985	1,822,757
K&S AG	22,600	410,496
SAP SE	25,000	3,246,287
Siemens AG	16,607	2,381,885
Talanx AG	7,000	444,045
Zalando SE (A) (B)	46,400	1,036,562

		19,384,900

Hong Kong - 1.8%
CK Asset Holdings Ltd.	183,600	967,124
CK Hutchison Holdings Ltd.	446,500	2,389,027

		3,356,151

	Shares	Value
COMMON STOCKS (continued)
Ireland - 4.7%
AerCap Holdings NV (B)	42,990	$ 2,694,183
AIB Group PLC	448,900	2,021,794
DCC PLC	34,700	1,951,334
Ryanair Holdings PLC, ADR (B)	3,427	333,139
Smurfit Kappa Group PLC	52,721	1,759,132

		8,759,582

Israel - 0.9%
Check Point Software Technologies Ltd. (B)	12,300	1,639,344

Italy - 0.4%
Prysmian SpA	18,235	735,492

Japan - 16.0%
Astellas Pharma, Inc.	118,000	1,637,661
Denka Co. Ltd. (C)	23,960	433,377
FANUC Corp.	51,100	1,331,185
Fujitsu Ltd. (C)	16,410	1,932,655
Hitachi Ltd.	39,740	2,466,465
Kyocera Corp.	36,800	1,868,319
Nintendo Co. Ltd.	47,400	1,976,057
Olympus Corp.	90,400	1,174,462
ORIX Corp.	133,100	2,487,609
Rakuten Group, Inc.	276,000	1,132,331
SBI Holdings, Inc.	98,000	2,064,401
Seven & i Holdings Co. Ltd.	58,800	2,303,761
Sony Group Corp.	38,900	3,186,135
Square Enix Holdings Co. Ltd.	14,700	504,132
Sumitomo Mitsui Financial Group, Inc.	51,400	2,527,006
Toyota Industries Corp.	33,800	2,663,243

		29,688,799

Luxembourg - 0.8%
ArcelorMittal SA	58,100	1,460,409

Netherlands - 4.8%
ASML Holding NV	3,400	2,009,769
EXOR NV (C)	7,100	630,094
Heineken Holding NV	23,943	1,807,401
ING Groep NV, Series N	85,300	1,131,802
Koninklijke Philips NV	29,245	586,415
NXP Semiconductors NV	8,300	1,659,336
Stellantis NV	57,400	1,105,095

		8,929,912

Norway - 2.1%
Aker BP ASA	69,938	1,935,339
DNB Bank ASA	97,400	1,963,179

		3,898,518

Republic of Korea - 1.4%
Samsung Electronics Co. Ltd.	52,300	2,643,980

Singapore - 1.3%
DBS Group Holdings Ltd.	96,700	2,379,655

Sweden - 2.3%
Essity AB, Class B	75,700	1,634,483
Husqvarna AB, B Shares (C)	36,600	280,525
Skandinaviska Enskilda Banken AB, Class A	126,800	1,516,301
Volvo AB, B Shares	43,949	907,496

		4,338,805

Transamerica Series Trust	Page 1

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland - 8.6%
ABB Ltd.	48,600	$ 1,741,498
Cie Financiere Richemont SA, Class A	13,500	1,651,827
Glencore PLC	265,400	1,521,605
Julius Baer Group Ltd.	16,600	1,067,434
Nestle SA	30,576	3,465,291
Novartis AG	23,380	2,397,641
Roche Holding AG	13,132	3,593,062
Siemens Energy AG (B)	37,853	495,449

		15,933,807

United Kingdom - 18.2%
Ashtead Group PLC	29,900	1,824,779
Aviva PLC	156,465	744,140
Barratt Developments PLC	125,300	674,347
BP PLC	450,900	2,923,460
Bunzl PLC	33,500	1,195,954
Burberry Group PLC	19,900	463,384
CNH Industrial NV	145,200	1,771,537
Dowlais Group PLC	162,803	213,335
Entain PLC	88,100	1,002,674
GSK PLC	107,880	1,963,836
Inchcape PLC	107,787	997,510
Informa PLC	131,404	1,203,086
Kingfisher PLC	493,600	1,344,805
Legal & General Group PLC	682,200	1,851,983
Liberty Global PLC, Class C (B)	63,423	1,177,131
Lloyds Banking Group PLC	3,758,900	2,034,912
Persimmon PLC	50,200	659,958
Reckitt Benckiser Group PLC	39,400	2,785,288
Shell PLC	57,200	1,818,720
Smith & Nephew PLC	148,400	1,852,273
Tesco PLC	653,974	2,108,088
Unilever PLC	65,293	3,235,951

		33,847,151

United States - 1.0%
Linde PLC	4,800	1,787,280

Total Common Stocks (Cost $168,590,609)		174,087,891

PREFERRED STOCK - 0.6%
Germany - 0.6%
Henkel AG & Co. KGaA, 2.75% (D)	15,000	1,069,831

Total Preferred Stock (Cost $1,161,401)		1,069,831

OTHER INVESTMENT COMPANY - 1.3%
Securities Lending Collateral - 1.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (D)	2,424,600	2,424,600

Total Other Investment Company (Cost $2,424,600)		2,424,600

Principal	Value
REPURCHASE AGREEMENT - 6.2%

Fixed Income Clearing Corp., 2.50% (D), dated 09/29/2023, to be repurchased at $11,539,344 on 10/02/2023. Collateralized by a U.S. Government Obligation, 1.13%, due 10/31/2026, and with a value of $11,767,718.

$ 11,536,940	$ 11,536,940

Total Repurchase Agreement (Cost $11,536,940)	11,536,940

Total Investments (Cost $183,713,550)	189,119,262
Net Other Assets (Liabilities) - (1.8)%	(3,307,931)

Net Assets - 100.0%	$ 185,811,331

Transamerica Series Trust	Page 2

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	9.1%	$17,276,720
Pharmaceuticals	7.4	13,983,585
Oil, Gas & Consumable Fuels	5.8	10,921,285
Industrial Conglomerates	4.9	9,188,711
Capital Markets	4.0	7,507,817
Machinery	3.7	6,953,986
Trading Companies & Distributors	3.4	6,487,332
Semiconductors & Semiconductor Equipment	2.9	5,491,862
Household Products	2.9	5,489,602
Insurance	2.8	5,316,854
Beverages	2.7	5,049,547
Software	2.6	4,885,631
Household Durables	2.4	4,520,440
Consumer Staples Distribution & Retail	2.3	4,411,849
IT Services	2.3	4,298,747
Metals & Mining	2.2	4,148,246
Financial Services	2.2	4,094,957
Multi-Utilities	2.0	3,860,157
Hotels, Restaurants & Leisure	2.0	3,770,564
Chemicals	1.9	3,639,230
Health Care Equipment & Supplies	1.9	3,613,150
Food Products	1.8	3,465,291
Personal Care Products	1.7	3,235,951
Electrical Equipment	1.6	2,972,439
Containers & Packaging	1.4	2,690,935
Technology Hardware, Storage & Peripherals	1.4	2,643,980
Construction Materials	1.4	2,596,150
Entertainment	1.3	2,480,189
Specialty Retail	1.3	2,381,367
Textiles, Apparel & Luxury Goods	1.1	2,115,211
Air Freight & Logistics	1.1	2,053,353
Electronic Equipment, Instruments & Components	1.0	1,868,319
Communications Equipment	0.9	1,725,058
Health Care Providers & Services	0.6	1,220,486
Media	0.6	1,203,086
Diversified Telecommunication Services	0.6	1,177,131
Broadline Retail	0.6	1,132,331
Building Products	0.6	1,130,564
Automobiles	0.6	1,105,095
Distributors	0.5	997,510
Real Estate Management & Development	0.5	967,124
Ground Transportation	0.3	539,406
Passenger Airlines	0.2	333,139
Automobile Components	0.1	213,335

Investments	92.6	175,157,722
Short-Term Investments	7.4	13,961,540

Total Investments	100.0%	$189,119,262

Transamerica Series Trust	Page 3

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$11,410,054	$162,677,837	$—	$174,087,891
Preferred Stock	—	1,069,831	—	1,069,831
Other Investment Company	2,424,600	—	—	2,424,600
Repurchase Agreement	—	11,536,940	—	11,536,940

Total Investments	$13,834,654	$175,284,608	$—	$189,119,262

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the total value of 144A securities is $2,125,165, representing 1.1% of the Portfolio’s net assets.
(B)	Non-income producing securities.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,207,389, collateralized by cash collateral of $2,424,600 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $945,213. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rates disclosed reflect the yields at September 30, 2023.
(E)	There were no transfers in or out of Level 3 during the period ended September 30, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Series Trust	Page 4

Transamerica TS&W International Equity VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica TS&W International Equity VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 5